Commitments And Contingencies (Details) $ in Thousands		1 Months Ended																	12 Months Ended
	Mar. 22, 2022 item	Feb. 28, 2022 item	Jan. 31, 2022 item	Dec. 31, 2021 USD ($) item	Nov. 30, 2021 item	Jun. 30, 2021 item	May 31, 2021 item	Oct. 31, 2020 USD ($)	Jul. 31, 2020 item	Jun. 30, 2020 item	May 31, 2020 item	Apr. 30, 2020 claim	Feb. 29, 2020 item	Jul. 31, 2019 claim item	Mar. 31, 2018 item	Jul. 31, 2017 item	Mar. 31, 2017 item claim	Dec. 31, 2015 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon															4
Gain contingency, damages sought | $								$ 1,300,000
Number of patents with motion to dismiss															3
Accrued costs | $				$ 555															$ 555	$ 936
ParkerVision v. LG Electronics [Member]
Commitments and Contingencies [Line Items]
Number of additional patents allegedly infringed upon						2
Additional number of patents subject to Inter Parter review				2
ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of petitions														6
Number of patents allegedly infringed upon																		4
Number of patents allegedly infringed upon																		4
Number of patents dismissed															3
Claim construction | claim												7		2
ParkerVision V. Intel (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon											2		8
Number of asserted patents		6
ParkerVision v. Intel II (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon									2	1
Number of patents found not infringed upon										1
Number of patents found not infringed upon									2
ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of petitions																	6
Number of patents allegedly infringed upon | claim																	6
Number of patents found infringed upon | claim																	3
Number of patents with split decision | claim																	2
Number of patents allegedly infringed upon seeking invalidation														4
Number of asserted patents														4
Number of patents allegedly infringed upon																			4
Number of patents found infringed upon																	2
Number of patents found not infringed upon																	3
Claim construction | claim												7
Estimated loss | $				$ 1,300,000															$ 1,300,000
ParkerVision v. TCL (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of additional patents allegedly infringed upon											2
Number of patents subject to Inter Partes review							2
Number of asserted patents							10
Number of patents allegedly infringed upon													8
TCL, et. al. v. ParkerVision (PTAB) [Member]
Commitments and Contingencies [Line Items]
Number of patents subject to Inter Partes review					2
ParkerVision v. LG (District of New Jersey) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon																4
Subsequent Event [Member] | ParkerVision V. Intel (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of additional patents allegedly infringed upon		6
Number of patents allegedly infringed upon		2
Number of asserted patents		6
Subsequent Event [Member] | Intel v. ParkerVision (PTAB) [Member]
Commitments and Contingencies [Line Items]
Number of additional patents allegedly infringed upon			1
Number of patents subject to Inter Partes review			2
Number of claims to institute trial			7
Number of patents allegedly infringed upon			2
Number of patents found infringed upon			1
Subsequent Event [Member] | ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon	3
Maximum [Member] | ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction | claim												10		6
Maximum [Member] | ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction | claim												10